Receivables - Reinsurance Recoverable, Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Opening balance	$ 4,034	$ 3,954
Change in allowance for expected credit losses on reinsurance recoverables on unpaid loss and loss adjustment expenses	28	80
Write off	(3,177)	0
Ending balance	$ 885	$ 4,034